UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

       Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Edgewood Management LLC

Address:    535 Madison Ave., 15th Floor
            New York, New York 10022

13F File Number: 028-02602

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Fausto Rotundo
Title:      Chief Compliance Officer
Phone:      (212) 652-9100

Signature, Place and Date of Signing:


/s/ Fausto Rotundo             New York, New York           November 13, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              83

Form 13F Information Table Value Total:      $6,797,844
                                             (thousands)

List of Other Included Managers:  NONE

                                                     FORM 13F INFORMATION TABLE
                                                      Edgewood Management LLC
                                                         September 30, 2012
COLUMN 1                         COLUMN  2    COLUMN 3  COLUMN 4        COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8

                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP     (x1000)  PRN AMT   PRN CALL DISCRETION  MNGRS SOLE      SHARED NONE
--------------                --------------   -----     -------  -------   --- ---- ----------  ----- ----      ------ ----
3M CO                         COM             88579Y101  76,871     831,759 SH       SOLE        NONE    831,759 0            0
ABBOTT LABS                   COM             002824100   7,938     115,780 SH       SOLE        NONE    115,780 0            0
ALEXION PHARMACEUTICALS INC   COM             015351109   1,144      10,000 SH       SOLE        NONE     10,000 0            0
ALLERGAN INC                  COM             018490102 179,280   1,957,637 SH       SOLE        NONE  1,906,760 0       50,877
AMAZON COM INC                COM             023135106 339,657   1,335,548 SH       SOLE        NONE  1,300,497 0       35,051
AMERICAN TOWER CORP NEW       COM             03027X100 299,430   4,194,280 SH       SOLE        NONE  4,083,897 0      110,383
AMPHENOL CORP NEW             CL A            032095101     871      14,800 SH       SOLE        NONE     14,800 0            0
APPLE INC                     COM             037833100 312,822     468,924 SH       SOLE        NONE    457,374 0       11,550
BANK OF NEW YORK MELLON CORP  COM             064058100   2,548     112,645 SH       SOLE        NONE    112,645 0            0
BERKSHIRE HATHAWAY INC DEL    CL A            084670108     664           5 SH       SOLE        NONE          5 0            0
BERKSHIRE HATHAWAY INC DEL    CL B NEW        084670702   1,133      12,850 SH       SOLE        NONE     12,850 0            0
BLACKROCK MUNIYIELD NY QLTY   COM             09255E102     193      12,770 SH       SOLE        NONE     12,770 0            0
BLACKROCK N Y MUN INCOME TR   SH BEN INT      09248L106     314      19,000 SH       SOLE        NONE     19,000 0            0
CELGENE CORP                  COM             151020104 427,547   5,596,169 SH       SOLE        NONE  5,449,245 0      146,924
CHEVRON CORP NEW              COM             166764100   2,731      23,426 SH       SOLE        NONE     23,426 0            0
CHIPOTLE MEXICAN GRILL INC    COM             169656105  53,616     168,849 SH       SOLE        NONE    168,849 0            0
CHUBB CORP                    COM             171232101     473       6,200 SH       SOLE        NONE      6,200 0            0
CINCINNATI FINL CORP          COM             172062101     341       9,012 SH       SOLE        NONE      9,012 0            0
CISCO SYS INC                 COM             17275R102   2,439     127,737 SH       SOLE        NONE    127,737 0            0
CME GROUP INC                 COM             12572Q105 325,287   5,677,896 SH       SOLE        NONE  5,521,314 0      156,582
COACH INC                     COM             189754104 289,354   5,165,197 SH       SOLE        NONE  5,025,411 0      139,786
COCA COLA CO                  COM             191216100   2,226      58,698 SH       SOLE        NONE     58,698 0            0
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102 438,059   6,267,829 SH       SOLE        NONE  6,098,841 0      168,988
COLGATE PALMOLIVE CO          COM             194162103  51,632     481,551 SH       SOLE        NONE    481,551 0            0
CROWN CASTLE INTL CORP        COM             228227104     847      13,217 SH       SOLE        NONE     13,217 0            0
DICKS SPORTING GOODS INC      COM             253393102     296       5,709 SH       SOLE        NONE      5,709 0            0
DIRECTV                       COM             25490A309     210       4,000 SH       SOLE        NONE      4,000 0            0
DOLLAR TREE INC               COM             256746108     285       5,901 SH       SOLE        NONE      5,901 0            0
DUKE ENERGY CORP NEW          COM NEW         26441C204     592       9,135 SH       SOLE        NONE      9,135 0            0
EATON VANCE TX ADV GLBL DIV   COM             27828S101     196      14,000 SH       SOLE        NONE     14,000 0            0
ECOLAB INC                    COM             278865100 203,920   3,146,421 SH       SOLE        NONE  3,059,642 0       86,779
EDWARDS LIFESCIENCES CORP     COM             28176E108     251       2,335 SH       SOLE        NONE      2,335 0            0
EMERSON ELEC CO               COM             291011104     929      19,250 SH       SOLE        NONE     19,250 0            0
ENERGY TRANSFER EQUITY L P    COM UT LTD PTN  29273V100     241       5,324 SH       SOLE        NONE          0 0        5,324
EQUIFAX INC                   COM             294429105     355       7,631 SH       SOLE        NONE      7,631 0            0
EXXON MOBIL CORP              COM             30231G102  13,332     145,784 SH       SOLE        NONE    143,284 0        2,500
FREEPORT-MCMORAN COPPER & GO  COM             35671D857     567      14,319 SH       SOLE        NONE     14,319 0            0
GENERAL ELECTRIC CO           COM             369604103     352      15,500 SH       SOLE        NONE     11,500 0        4,000
GILEAD SCIENCES INC           COM             375558103   2,587      39,000 SH       SOLE        NONE     39,000 0            0
GOOGLE INC                    CL A            38259P508 392,978     520,846 SH       SOLE        NONE    507,046 0       13,800
HOME DEPOT INC                COM             437076102     603       9,982 SH       SOLE        NONE      9,982 0            0
HSBC HLDGS PLC                ADR A 1/40PF A  404280604     303      12,000 SH       SOLE        NONE     12,000 0            0
IHS INC                       CL A            451734107 313,538   3,220,734 SH       SOLE        NONE  3,135,499 0       85,235
ILLUMINA INC                  COM             452327109 296,153   6,145,527 SH       SOLE        NONE  5,986,832 0      158,695
INTEL CORP                    COM             458140100     429      18,937 SH       SOLE        NONE     18,937 0            0
INTERNATIONAL BUSINESS MACHS  COM             459200101     732       3,530 SH       SOLE        NONE      3,530 0            0
INTUITIVE SURGICAL INC        COM NEW         46120E602 252,375     509,201 SH       SOLE        NONE    496,889 0       12,312
ISHARES TR                    DJ SEL DIV INX  464287168   7,410     128,465 SH       SOLE        NONE    128,465 0            0
JPMORGAN CHASE & CO           COM             46625H100     516      12,747 SH       SOLE        NONE     12,747 0            0
JOHNSON & JOHNSON             COM             478160104   5,528      80,222 SH       SOLE        NONE     80,222 0            0
KELLOGG CO                    COM             487836108     238       4,600 SH       SOLE        NONE      4,600 0            0
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER  494550106   6,574      79,689 SH       SOLE        NONE     79,689 0            0
LILLY ELI & CO                COM             532457108     237       5,000 SH       SOLE        NONE      5,000 0            0
MEAD JOHNSON NUTRITION CO     COM             582839106 189,993   2,592,694 SH       SOLE        NONE  2,521,332 0       71,362
MERCK & CO INC NEW            COM             58933Y105     271       6,000 SH       SOLE        NONE      6,000 0            0
MONSANTO CO NEW               COM             61166W101     280       3,077 SH       SOLE        NONE      3,077 0            0
NEXTERA ENERGY INC            COM             65339F101     485       6,900 SH       SOLE        NONE      6,900 0            0
NUANCE COMMUNICATIONS INC     COM             67020Y100     231       9,276 SH       SOLE        NONE      9,276 0            0
ORACLE CORP                   COM             68389X105 219,845   6,988,070 SH       SOLE        NONE  6,805,336 0      182,734
PEPSICO INC                   COM             713448108   7,575     107,043 SH       SOLE        NONE    104,543 0        2,500
PFIZER INC                    COM             717081103   3,182     128,033 SH       SOLE        NONE    128,033 0            0
PHILIP MORRIS INTL INC        COM             718172109     225       2,500 SH       SOLE        NONE      2,500 0            0
POWERSHARES GLOBAL ETF TRUST  AGG PFD PORT    73936T565     236      16,000 SH       SOLE        NONE     16,000 0            0
PPG INDS INC                  COM             693506107     396       3,450 SH       SOLE        NONE      3,450 0            0
PRAXAIR INC                   COM             74005P104 166,605   1,603,818 SH       SOLE        NONE  1,559,671 0       44,147
PROCTER & GAMBLE CO           COM             742718109     729      10,504 SH       SOLE        NONE     10,504 0            0
QUALCOMM INC                  COM             747525103 433,752   6,943,368 SH       SOLE        NONE  6,763,393 0      179,975
QUANTA SVCS INC               COM             74762E102 147,085   5,954,846 SH       SOLE        NONE  5,712,474 0      242,372
REGENCY CTRS CORP             COM             758849103     487      10,000 SH       SOLE        NONE     10,000 0            0
ROYAL DUTCH SHELL PLC         SPON ADR B      780259107     221       3,100 SH       SOLE        NONE      3,100 0            0
SCHWAB CHARLES CORP NEW       COM             808513105     180      14,054 SH       SOLE        NONE     14,054 0            0
SELECT SECTOR SPDR TR         SBI INT-UTILS   81369Y886   5,879     161,555 SH       SOLE        NONE    161,555 0            0
SNAP ON INC                   COM             833034101     298       4,150 SH       SOLE        NONE      4,150 0            0
SYSCO CORP                    COM             871829107   2,976      95,168 SH       SOLE        NONE     95,168 0            0
PRICE T ROWE GROUP INC        COM             74144T108 351,810   5,557,820 SH       SOLE        NONE  5,399,899 0      157,921
VANGUARD BD INDEX FD INC      SHORT TRM BOND  921937827     204       2,500 SH       SOLE        NONE      2,500 0            0
VERIZON COMMUNICATIONS INC    COM             92343V104     604      13,245 SH       SOLE        NONE     13,245 0            0
VERTEX PHARMACEUTICALS INC    COM             92532F100   1,526      27,297 SH       SOLE        NONE     27,297 0            0
VIACOM INC NEW                CL A            92553P102     435       8,000 SH       SOLE        NONE      8,000 0            0
VIACOM INC NEW                CL B            92553P201 264,075   4,927,689 SH       SOLE        NONE  4,795,785 0      131,904
VISA INC                      COM CL A        92826C839 428,058   3,187,805 SH       SOLE        NONE  3,104,958 0       82,847
VODAFONE GROUP PLC NEW        SPONS ADR NEW   92857W209   4,940     173,331 SH       SOLE        NONE    173,331 0            0
YUM BRANDS INC                COM             988498101 246,119   3,709,966 SH       SOLE        NONE  3,609,952 0      100,014

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